UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23102

Nuveen Municipal 2021 Target Term Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         2/28/17

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen Municipal 2021 Target Term Fund (NHA)
	February 28, 2017 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 132.0% (100.0% of Total Investments)

	MUNICIPAL BONDS – 132.0% (100.0% of Total Investments)

	Alabama – 1.0% (0.8% of Total Investments)
$ 800	The Improvement District of the City of Mobile – McGowin Park Project, Alabama, Sales Tax	No Opt. Call	N/R	$ 816,776
	Revenue Bonds, Series 2016A, 4.000%, 8/01/20
	Alaska – 4.5% (3.4% of Total Investments)
2,000	Valdez, Alaska, Marine Terminal Revenue Bonds, BP Pipelines Inc. Project, Refunding Series	No Opt. Call	A–	2,218,399
	2003B, 5.000%, 1/01/21
1,325	Valdez, Alaska, Marine Terminal Revenue Bonds, BP Pipelines Inc. Project, Refunding Series	No Opt. Call	A–	1,469,690
	2003C, 5.000%, 1/01/21
3,325	Total Alaska			3,688,089
	Arizona – 2.9% (2.2% of Total Investments)
325	Goodyear Community Facilities Utilities District 1, Arizona, General Obligation Bonds,	No Opt. Call	A–	355,303
	Refunding Series 2016, 4.000%, 7/15/21
2,000	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona	No Opt. Call	Baa3	1,979,300
	Charter Schools Refunding Project, Series 2016R, 2.875%, 7/01/21
10	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc.	No Opt. Call	BBB+	10,876
	Prepay Contract Obligations, Series 2007, 5.250%, 12/01/19
2,335	Total Arizona			2,345,479
	Arkansas – 0.0% (0.0% of Total Investments)
15	Arkansas Development Finance Authority, Hospital Revenue Bonds, Washington Regional Medical	No Opt. Call	A3	16,822
	Center, Refunding Series 2015B, 5.000%, 2/01/21
	California – 17.7% (13.4% of Total Investments)
825	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2016A, 5.000%, 3/01/21	No Opt. Call	Ba3	854,345
815	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Golden	6/17 at 100.00	N/R	815,163
	Gate Tobacco Funding Corporation, Turbo, Series 2007A, 4.500%, 6/01/21
85	California Infrastructure and Economic Development Bank, Revenue Bonds, The Walt Disney Family	No Opt. Call	A+	93,131
	Museum, Refunding Series 2016, 4.000%, 2/01/21
	California School Finance Authority, California, Charter School Revenue Bonds, Aspire Public
	Schools, Refunding Series 2016:
550	5.000%, 8/01/20	No Opt. Call	BBB	594,523
500	5.000%, 8/01/21	No Opt. Call	BBB	548,180
730	California Statewide Communities Development Authority, Revenue Bonds, American Baptist Homes	No Opt. Call	BBB+	806,453
	of the West, Refunding Series 2015, 5.000%, 10/01/20
	California Statewide Communities Development Authority, Special Tax Bonds, Community
	Facilities District 2015-01, Improvement Area No. 1, University District, Series 2016A:
260	2.000%, 9/01/20	No Opt. Call	N/R	258,947
265	2.125%, 9/01/21	No Opt. Call	N/R	262,718
235	California Statewide Communities Development Authority, Statewide Community Infrastructure	No Opt. Call	N/R	242,170
	Program Revenue Bonds, Series 2016A, 3.000%, 9/02/20
625	California Statewide Communities Development Authority, Student Housing Revenue Bonds,	No Opt. Call	Baa1	696,056
	University of California, Irvine East Campus Apartments, CHF-Irvine, LLC, Refunding Series
	2016, 5.000%, 5/15/21
1,625	California Statewide Community Development Authority, Revenue Bonds, Los Angeles Jewish Home	4/17 at 100.00	N/R	1,625,715
	for the Aging-Fountainview Gonda, Series 2014D, 4.750%, 8/01/20
200	Cucamonga School District, San Bernardino County, California, Special Tax Bonds, Community	No Opt. Call	N/R	206,538
	Facilities District 97-1, Series 2016, 3.000%, 9/01/21
305	Fresno, California, Airport Revenue Bonds, Refunding Series 2013B, 5.000%, 7/01/21 – BAM	No Opt. Call	AA	343,808
	Insured (Alternative Minimum Tax)
960	Inland Empire Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	N/R	960,634
	Bonds, Series 2007, 4.625%, 6/01/21
50	Poway Unified School District, San Diego County, California, Special Tax Bonds, Community	No Opt. Call	N/R	53,782
	Facilities District 15 Del Sur East Improvement Area C, Series 2016, 4.000%, 9/01/21
1,250	Roseville, California, Special Tax Bonds, Community Facilities District 1 Hewlett Packard	No Opt. Call	N/R	1,272,750
	Campus Oaks, Series 2016, 3.250%, 9/01/21
1,005	Roseville, California, Special Tax Bonds, Community Facilities District 1 Westpark, Refunding	No Opt. Call	N/R	1,125,741
	Series 2015, 5.000%, 9/01/21
1,310	San Jacinto, California, Special Tax Bonds, Community Facilities District 2002-1 Rancho San	No Opt. Call	N/R	1,407,923
	Jacinto Phase 2, Series 2016, 4.000%, 9/01/21
10	South Orange County Public Financing Authority, California, Special Tax Revenue Bonds, Ladera	No Opt. Call	BBB+	11,030
	Ranch, Refunding Series 2014A, 5.000%, 8/15/20
460	West Sacramento, California, Special Tax Bonds, Community Facilities District 27 Bridge	No Opt. Call	N/R	515,895
	District, Refunding Series 2016, 5.000%, 9/01/21
1,340	Western Hills Water District, Stanislaus County, California, Special Tax Bonds, Diable Grande	No Opt. Call	N/R	1,345,641
	Community Facilities District 1, Refunding Series 2014, 4.000%, 9/01/21
420	Yuba City Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project,	No Opt. Call	BBB+	419,269
	Refunding Series 2015, 2.000%, 9/01/21
13,825	Total California			14,460,412
	Colorado – 1.1% (0.8% of Total Investments)
120	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Refunding Series 2015A,	No Opt. Call	BBB+	133,747
	5.000%, 9/01/20
230	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%,	No Opt. Call	BBB+	206,312
	9/01/21 – NPFG Insured
565	Mountain Shadows Metropolitan District, Colorado, General Obligation Limited Tax Bonds,	No Opt. Call	N/R	556,638
	Refunding Series 2016, 3.250%, 12/01/20
915	Total Colorado			896,697
	Connecticut – 0.1% (0.1% of Total Investments)
100	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Healthcare Facility	9/17 at 100.00	BB	97,989
	Expansion Church Home of Hartford Inc. Project, TEMPS-50 Series 2016B-2, 2.875%, 9/01/20
	Florida – 14.4% (10.9% of Total Investments)
150	Bellagio Community Development District, Hialeah, Florida, Special Assessment Bonds, Series	No Opt. Call	BBB–	149,751
	2016, 2.250%, 11/01/20
650	Belmont Community Development District, Florida, Capital Improvement Revenue Bonds, Series	No Opt. Call	N/R	645,951
	2016A, 3.625%, 11/01/20
210	Bexley Community Development District, Pasco County, Florida, Special Assessment Revenue	No Opt. Call	N/R	205,546
	Bonds, Series 2016, 3.500%, 5/01/21
2,000	Broward County, Florida, Airport Facility Revenue Bonds, Learjet Inc., Series 2000, 7.500%,	4/17 at 100.00	B3	2,003,340
	11/01/20 (Alternative Minimum Tax)
140	Champion’s Reserve Community Development District, Florida, Special Assessment Revenue Bonds,	No Opt. Call	N/R	138,655
	Series 2016, 3.625%, 11/01/20
400	Creekside at Twin Creeks Community Development District, Florida, Special Assessment Bonds,	No Opt. Call	N/R	404,428
	Area 1 Project, Series 2016A-1, 3.700%, 11/01/20
815	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds,	No Opt. Call	N/R	812,001
	Refunding Series 2015, 3.750%, 5/01/20
2,000	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special	No Opt. Call	N/R	1,989,460
	Assessment Bonds, South Parcel Assessment Area Project, Series 2016, 3.500%, 5/01/21
335	Live Oak Community Development District 2, Hillsborough County, Florida, Special Assessment	No Opt. Call	A–	332,732
	Bonds. Refunding Series 2016, 2.000%, 5/01/21
815	Miromar Lakes Community Development District, Lee County, Florida, Capital Improvement Revenue	No Opt. Call	N/R	805,848
	Bonds, Refunding Series 2015, 3.500%, 5/01/20
15	Palm Beach County Health Facilities Authority, Florida, Hospital Revenue Bonds, BRCH	No Opt. Call	BBB+	16,680
	Corporation Obligated Group, Refunding Series 2014, 5.000%, 12/01/20
	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Lifespace Community
	Inc., Series 2015C:
30	4.000%, 5/15/19	No Opt. Call	A	31,656
70	5.000%, 5/15/21	No Opt. Call	A	78,982
505	Palm Glades Community Development District, Florida, Special Assessment Bonds, Refunding	No Opt. Call	BBB	503,167
	Series 20016, 2.250%, 5/01/21
815	Reunion East Community Development District, Osceola County, Florida, Special Assessment	No Opt. Call	N/R	828,317
	Bonds, Refunding Series 2015A, 4.000%, 5/01/20
400	Reunion West Community Development District, Florida, Special Assessment Bonds, Area 3	No Opt. Call	N/R	391,436
	Project, Series 2016, 3.625%, 11/01/20
	Rolling Hills Community Development District, Florida, Capital Improvement Revenue Bonds,
	Series 2015A-1:
65	3.750%, 5/01/17	No Opt. Call	N/R	64,891
65	4.000%, 5/01/18	No Opt. Call	N/R	64,556
70	4.100%, 5/01/19	No Opt. Call	N/R	69,230
75	4.300%, 5/01/20	No Opt. Call	N/R	73,892
80	4.600%, 5/01/21	No Opt. Call	N/R	78,545
345	Six Mile Creek Community Development District, Florida, Capital Improvement Revenue Bonds,	No Opt. Call	N/R	343,379
	Assessment Area 2, Series 2016, 3.750%, 11/01/20
435	South Fork III Community Development District, Florida, Special Assessment Revenue Bonds,	No Opt. Call	N/R	436,422
	Refunding Series 2016, 4.000%, 5/01/20
325	Tapestry Community Development District, Florida, Special Assessment Revenue Bonds, Series	No Opt. Call	N/R	320,512
	2016, 3.625%, 5/01/21
270	Union Park Community Development District, Florida, Capital Improvement Revenue Bonds, Series	No Opt. Call	N/R	271,307
	2016A-1, 3.750%, 11/01/20
400	Windsor at Westside Community Development District, Osceola County, Florida, Special	No Opt. Call	N/R	393,556
	Assessment Bonds, Area 2 Project, Series 2016, 3.500%, 11/01/20
335	Wiregrass Community Development District, Florida, Capital Improvement Revenue Bonds, Series	No Opt. Call	N/R	329,044
	2016, 3.625%, 5/01/21
11,815	Total Florida			11,783,284
	Georgia – 0.4% (0.3% of Total Investments)
275	Atlanta, Georgia, Tax Allocation Bonds, Eastside Project, Series 2016, 5.000%, 1/01/21	No Opt. Call	A–	308,061
	Guam – 2.6% (2.0% of Total Investments)
985	Guam Government Department of Education, Certificates of Participation, John F. Kennedy High	No Opt. Call	B+	1,015,899
	School Project, Series 2010A, 6.000%, 12/01/20
1,000	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds,	No Opt. Call	BBB–	1,109,180
	Series 2016, 5.000%, 7/01/21
1,985	Total Guam			2,125,079
	Hawaii – 2.5% (1.9% of Total Investments)
2,000	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific	1/19 at 100.00	N/R	2,016,940
	University, Series 2015, 5.000%, 7/01/20
	Illinois – 16.8% (12.7% of Total Investments)
255	Board of Trustees of Southern Illinois University, Housing and Auxiliary Facilities System	No Opt. Call	A3	234,692
	Revenue Bonds, Series 1999A, 0.000%, 4/01/20 – NPFG Insured
75	Cary, Illinois, Special Tax Bonds, Special Service Area 2, Refunding Series 2016, 1.900%,	No Opt. Call	AA	74,028
	3/01/21 – BAM Insured
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding
	Series 2010F:
1,220	5.000%, 12/01/18	No Opt. Call	B3	1,150,692
1,970	5.000%, 12/01/19	No Opt. Call	B3	1,845,831
150	5.000%, 12/01/20	No Opt. Call	B3	136,434
1,000	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	B+	1,064,700
	Revenues, Series 1999A, 5.250%, 12/01/20 – NPFG Insured
1,000	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2003B,	No Opt. Call	Ba1	1,019,550
	5.000%, 1/01/20
800	Chicago, Illinois, General Obligation Bonds, Refunding Series 2012C, 5.000%, 1/01/21	No Opt. Call	Ba1	815,048
	Chicago, Illinois, Motor Fuel Tax Revenue Bonds, Refunding Series 2014:
45	5.000%, 1/01/20	No Opt. Call	Ba1	47,470
10	5.000%, 1/01/21	No Opt. Call	Ba1	10,642
50	Chicago, Illinois, O’Hare Airport Customer Facility Charge Senior Lien Revenue Bonds, Series	No Opt. Call	BBB	54,674
	2013A, 5.000%, 1/01/20
630	Cook County School District 87, Berkeley, Illinois, General Obligation Bonds, Refunding School	No Opt. Call	A1	643,526
	Series 2012A, 3.000%, 12/01/20
300	Cook County, Illinois, General Obligation Bonds, Refunding Series 2012C, 5.000%, 11/15/20	No Opt. Call	A2	330,495
620	Illinois Finance Authority, Revenue Bonds, Presence Health Network, Series 2016C,	No Opt. Call	BBB–	671,379
	5.000%, 2/15/21
315	Illinois Sports Facility Authority, State Tax Supported Bonds, Series 2001, 0.000%, 6/15/20 –	No Opt. Call	BBB–	286,609
	AMBAC Insured
3,000	Illinois State, General Obligation Bonds, January Series 2016, 5.000%, 1/01/21	No Opt. Call	BBB	3,182,457
340	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds,	No Opt. Call	BBB–	366,982
	Refunding Series 2012B, 5.000%, 12/15/20
2,000	Winnebago-Boone Counties School District 205 Rockford, Illinois, General Obligation Bonds,	No Opt. Call	A+	1,830,820
	Series 2013, 0.000%, 2/01/21
13,780	Total Illinois			13,766,029
	Indiana – 2.9% (2.2% of Total Investments)
1,250	Indiana Finance Authority, Environmental Facilities Revenue Bonds, Indianapolis Power and	No Opt. Call	BBB+	1,329,363
	Light Company Project, Refunding Series 2011A, 3.875%, 8/01/21
1,000	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel	No Opt. Call	Caa1	1,039,160
	Corporation Project, Refunding Series 2011, 6.000%, 12/01/19
2,250	Total Indiana			2,368,523
	Iowa – 0.4% (0.3% of Total Investments)
350	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company	6/18 at 105.00	B–	355,124
	Project, Series 2016, 5.875%, 12/01/26
	Louisiana – 0.0% (0.0% of Total Investments)
15	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	No Opt. Call	Baa1	16,925
	Series 2015, 5.000%, 5/15/21
	Maine – 0.3% (0.3% of Total Investments)
265	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical	No Opt. Call	Ba2	281,072
	Center, Series 2011, 5.250%, 7/01/21
	Massachusetts – 2.9% (2.2% of Total Investments)
50	Massachusetts Development Finance Agency, Revenue Bonds, UMass Memorial Health, Series	No Opt. Call	Baa3	55,029
	2011H, 5.000%, 7/01/20
25	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, UMass Memorial Issue	7/20 at 100.00	Baa3	27,514
	Series 2010G, 5.000%, 7/01/21
	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc.,
	Series 2001A:
1,000	5.500%, 1/01/19 – AMBAC Insured (Alternative Minimum Tax)	4/17 at 100.00	N/R	1,002,540
1,295	5.000%, 1/01/21 – AMBAC Insured (Alternative Minimum Tax)	4/17 at 100.00	N/R	1,314,166
2,370	Total Massachusetts			2,399,249
	Michigan – 0.7% (0.6% of Total Investments)
140	Detroit Downtown Development Authority, Michigan, Tax Increment Refunding Bonds, Development	No Opt. Call	BB	112,738
	Area 1 Projects, Series 1996C-1, 0.000%, 7/01/21
500	Detroit Local Development Finance Authority, Michigan, Tax Increment Bonds, Senior Lien Series	4/17 at 100.00	B	492,575
	1997A, 5.375%, 5/01/21
640	Total Michigan			605,313
	Minnesota – 0.9% (0.7% of Total Investments)
	Red Wing, Minnesota Senior Housing Revenue Refunding Bonds, Deer Crest Project, Series 2012A:
100	3.250%, 5/01/19	No Opt. Call	N/R	101,221
105	3.250%, 11/01/19	No Opt. Call	N/R	106,610
105	3.750%, 5/01/20	No Opt. Call	N/R	108,254
105	3.750%, 11/01/20	No Opt. Call	N/R	108,699
70	Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride Academy Project, Series	No Opt. Call	B–	65,599
	2016A, 3.000%, 4/01/21
250	Saint Louis Park, Minnesota, Health Care Facilities Revenue Bonds, Mount Olivet Careview Home	No Opt. Call	N/R	247,703
	Project, Series 2016C, 2.250%, 6/01/21
735	Total Minnesota			738,086
	Missouri – 2.8% (2.1% of Total Investments)
1,145	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, City of	No Opt. Call	A–	1,266,233
	Independence, Centerpoint Project, Refunding Series 2016B, 5.000%, 4/01/21
975	Saint Louis County Industrial Development Authority, Missouri, Health Facilities Revenue	No Opt. Call	N/R	981,932
	Bonds, Nazareth Living Center, Series 2015A, 4.000%, 8/15/20
2,120	Total Missouri			2,248,165
	Nebraska – 2.2% (1.7% of Total Investments)
1,630	Douglas County Hospital Authority 2, Nebraska, Hospital Revenue Bonds, Madonna Rehabilitation	No Opt. Call	BBB+	1,833,522
	Hospital Project, Series 2014, 5.000%, 5/15/21
	Nevada – 4.4% (3.3% of Total Investments)
1,815	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Refunding Series 2016,	No Opt. Call	BBB+	1,958,748
	4.000%, 6/15/21
1,725	Las Vegas, Nevada, Sales Tax Increment Revenue Bonds, Symphony Park Tourism Improvement	No Opt. Call	N/R	1,666,643
	District, Series 2016, 2.750%, 6/15/21
3,540	Total Nevada			3,625,391
	New Hampshire – 1.0% (0.7% of Total Investments)
850	Manchester Housing and Redevelopment Authority, New Hampshire, Revenue Bonds, Series 2000B,	No Opt. Call	Caa1	778,226
	0.000%, 1/01/20 – ACA Insured
	New Jersey – 13.2% (10.0% of Total Investments)
500	New Jersey Building Authority, State Building Revenue Bonds, Refunding Series 2016A,	No Opt. Call	BBB+	515,660
	4.000%, 6/15/21
2,000	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series	No Opt. Call	BBB+	2,174,040
	2012, 5.000%, 6/15/21
425	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge	No Opt. Call	BBB–	467,985
	Replacement Project, Series 2013, 5.000%, 7/01/21 (Alternative Minimum Tax)
2,000	New Jersey Economic Development Authority, School Facilities Construction Financing Program	3/21 at 100.00	BBB+	2,118,920
	Bonds, Refunding Series 2011GG, 5.000%, 9/01/21
500	New Jersey Economic Development Authority, School Facilities Construction Financing Program	No Opt. Call	BBB+	532,270
	Bonds, Refunding Series 2012II, 5.000%, 3/01/21
540	New Jersey State, General Obligation Bonds, Refunding Series 2009O, 5.250%, 8/01/21	No Opt. Call	A–	609,919
1,500	New Jersey State, General Obligation Bonds, Refunding Series 2016T, 5.000%, 6/01/21	No Opt. Call	A–	1,673,880
1,735	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series	No Opt. Call	BBB+	1,866,791
	2006A, 5.250%, 12/15/20
780	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2011B,	No Opt. Call	BBB+	828,040
	5.000%, 6/15/20
9,980	Total New Jersey			10,787,505
	New York – 7.5% (5.6% of Total Investments)
95	Dormitory Authority of the State of New York, Insured Revenue Bonds, Pace University, Series	No Opt. Call	BBB–	100,784
	2013A, 5.000%, 5/01/19
5	Dormitory Authority of the State of New York, Insured Revenue Bonds, Pace University, Series	No Opt. Call	N/R (4)	5,415
	2013A, 5.000%, 5/01/19 (ETM)
100	Dormitory Authority of the State of New York, Revenue Bonds, Saint Joseph’s College, Series	No Opt. Call	Ba1	105,571
	2010, 4.125%, 7/01/20
200	Franklin County, New York, Solid Waste Disposal Revenue Bonds, Waste Management of Wisconsin,	No Opt. Call	BBB	214,146
	Inc. Project, Series 2015A, 5.000%, 6/01/21 (Alternative Minimum Tax)
2,850	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds,	No Opt. Call	BB–	3,038,584
	American Airlines, Inc. John F Kennedy International Airport Project, Refunding Series 2016,
	5.000%, 8/01/21 (Alternative Minimum Tax)
185	Niagara Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed	No Opt. Call	N/R	206,824
	Bonds, Series 2014, 5.000%, 5/15/21
250	Oyster Bay, New York, General Obligation Bonds, Public Improvement Refunding Series 2010,	8/17 at 100.00	BB+	240,690
	3.000%, 8/15/21
1,000	TSASC Inc., New York, Tobacco Settlement Asset-Backed Bonds, Fiscal 2017 Series B,	No Opt. Call	BBB	1,087,900
	5.000%, 6/01/21
1,000	Westchester County Local Development Corporation, New York, Revenue Bonds, Westchester	No Opt. Call	BBB	1,105,370
	Medical Center Obligated Group Project, Refunding Series 2016, 5.000%, 11/01/20
5,685	Total New York			6,105,284
	Ohio – 2.0% (1.5% of Total Investments)
1,000	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds,	No Opt. Call	C	350,000
	FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20
1,400	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy	No Opt. Call	C	490,000
	Nuclear Generation Project, Refunding Series 2008C, 3.950%, 11/01/32 (Mandatory put 5/01/20)
	(Alternative Minimum Tax)
80	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation	No Opt. Call	Ba1	83,438
	Project, Series 2009E, 5.625%, 10/01/19
400	Scioto County, Ohio, Hospital Facilities Revenue Bonds, Southern Ohio Medical Center,	No Opt. Call	A2	450,596
	Refunding Series 2016, 5.000%, 2/15/21
205	Toledo-Lucas County Port Authority, Ohio, Student Housing Revenue Bonds, CHF-Toledo, L.L.C. –	No Opt. Call	BBB–	221,773
	The University of Toledo Project, Series 2014A, 5.000%, 7/01/21
3,085	Total Ohio			1,595,807
	Pennsylvania – 11.9% (9.0% of Total Investments)
1,000	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	No Opt. Call	C	550,000
	Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 2.500%, 12/01/41
	(Mandatory put 6/01/17)
2,010	Bucks County Industrial Development Authority, Pennsylvania, Revenue Bonds, School Lane	No Opt. Call	BBB–	2,012,412
	Charter School Project, Series 2016, 3.125%, 3/15/21
375	Northeastern Pennsylvania Hospital and Education Authority, University Revenue Bonds, Wilkes	No Opt. Call	BBB	411,405
	University Project, Refunding Series 2016A, 5.000%, 3/01/21
2,000	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding	No Opt. Call	BB–	2,000,120
	Bonds, PPL Energy Supply, LLC Project, Series 2009C, 5.000%, 12/01/37 (Mandatory put 9/01/20)
1,000	Pennsylvania Economic Development Financing Authority, Special Facilities Revenue Bonds, US	No Opt. Call	B1	1,106,920
	Airways Group Inc. Project, Series 2010A, 7.500%, 5/01/20
1,250	Pennsylvania State, General Obligation Bonds, First Refunding Series 2011-1, 5.000%, 7/01/21	No Opt. Call	AA–	1,421,350
2,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Series 2016,	No Opt. Call	A3	2,257,799
	5.000%, 6/01/21
9,635	Total Pennsylvania			9,760,006
	Rhode Island – 0.5% (0.4% of Total Investments)
400	Providence Redevelopment Agency, Rhode Island, Revenue Bonds, Public Safety and Municipal	No Opt. Call	BBB–	441,200
	Building Projects, Refunding Series 2015A, 5.000%, 4/01/21
	South Carolina – 0.3% (0.2% of Total Investments)
230	South Carolina State, General Obligation State Institution Bonds, University of South	No Opt. Call	AA+	263,396
	Carolina, Refunding Series 2011A, 5.000%, 3/01/21
	Tennessee – 1.9% (1.4% of Total Investments)
300	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board,	No Opt. Call	BBB	328,575
	Tennessee, Revenue Bonds, Lipscomb University, Refunding & Improvement Series 2016A,
	5.000%, 10/01/20
725	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 2011-1A, 4.125%,	No Opt. Call	AA+	769,791
	1/01/21 (Alternative Minimum Tax)
260	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A, 5.250%, 9/01/21	No Opt. Call	BBB+	291,957
115	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C, 5.000%, 2/01/21	No Opt. Call	BBB+	126,315
1,400	Total Tennessee			1,516,638
	Texas – 6.7% (5.1% of Total Investments)
195	Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing Public Improvement District	No Opt. Call	N/R	189,134
	Phase 1 Project, Series 2016, 3.400%, 9/01/20
105	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2016,	No Opt. Call	Baa2	116,919
	5.000%, 1/01/21
	Dallas County Schools, Texas, Public Property Finance Contractual Obligations, Series 2014:
300	4.000%, 6/01/20	No Opt. Call	Baa3	308,340
215	5.000%, 6/01/21	No Opt. Call	Baa3	229,280
800	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines Inc. Terminal	No Opt. Call	BB–	837,008
	Improvement Project, Refunding Series 2015B-2, 5.000%, 7/15/20 (Alternative Minimum Tax)
1,250	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines Inc. Terminal	No Opt. Call	BB–	1,304,988
	Improvement Project, Refunding Series 2015C, 5.000%, 7/15/20 (Alternative Minimum Tax)
870	Little Elm, Texas, Special Assessment Revenue Bonds, Valencia Public Improvement District	9/17 at 102.00	N/R	875,620
	Phases 2 -5 Major Improvement Project, 6.650%, 9/01/21
500	Mesquite Health Facilities Development Corporation, Texas, Retirement Facility Revenue Bonds,	No Opt. Call	BBB–	547,335
	Christian Care Centers Inc., Refunding Series 2016, 5.000%, 2/15/21
1,000	Texas Public Finance Authority, Revenue Bonds, Texas Southern University Financing System,	No Opt. Call	Baa3	1,110,620
	Refunding Series 2013, 5.000%, 11/01/20 – BAM Insured
5,235	Total Texas			5,519,244
	Utah – 1.9% (1.5% of Total Investments)
1,500	Salt Lake County, Utah, Research Facility Revenue Bonds, Huntsman Cancer Foundation, Series	12/18 at 100.00	N/R	1,543,620
	2013A-1, 5.000%, 12/01/33 (Mandatory put 12/15/20)
40	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Paradigm High	No Opt. Call	BB	41,603
	School, Series 2010A, 5.750%, 7/15/20
1,540	Total Utah			1,585,223
	Virgin Islands – 0.4% (0.3% of Total Investments)
425	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Refunding Series	No Opt. Call	CCC	311,334
	2012A, 4.000%, 7/01/21
	Washington – 0.1% (0.1% of Total Investments)
120	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Bayview Manor	7/17 at 100.00	N/R	115,884
	Senior Project, TEMPS 70 Series 2016B, 2.800%, 7/01/21
	Wisconsin – 3.1% (2.3% of Total Investments)
10	Green Bay Redevelopment Authority, Wisconsin, Industrial Development Revenue Bonds, Fort James	No Opt. Call	N/R	10,536
	Project, Series 1999, 5.600%, 5/01/19 (Alternative Minimum Tax)
2,000	Superior, Wisconsin, Limited Obligation Revenue Refunding Bonds, Midwest Energy Resources	No Opt. Call	AA–	2,424,799
	Company, Series 1991E, 6.900%, 8/01/21 – FGIC Insured
105	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Bellin Memorial Hospital	No Opt. Call	A2	108,954
	Inc., Series 2003, 5.500%, 2/15/19 – AMBAC Insured
2,115	Total Wisconsin			2,544,289
$ 105,785	Total Long-Term Investments (cost $111,065,983)			108,117,063
	Variable Rate MuniFund Term Preferred Shares, net of deferred offering costs – (34.4)% (5)			(28,201,217)
	Other Assets Less Liabilities – 2.4%			2,016,747
	Net Assets Applicable to Common Shares – 100%			$ 81,932,593

Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$108,117,063	$ —	$108,117,063

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of February 28, 2017, the cost of investments was $110,957,368.
Gross unrealized appreciation and gross unrealized depreciation of investments as of February 28, 2017, were as follows:

Gross unrealized:
Appreciation	$ 584,888
Depreciation	(3,425,193)
Net unrealized appreciation (depreciation) of investments	$(2,840,305)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by
Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Variable Rate MuniFund Term Preferred Shares, net of deferred offering costs as a percentage of Total
Investments is 26.1%.
(ETM)	Escrowed to maturity.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Municipal 2021 Target Term Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Vice President and Secretary

Date:         April 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz Chief Administrative Officer (principal executive officer)

Date:         April 28, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         April 28, 2017